Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and Contingencies

(a)	As of
December 31, 2017
a subsidiary of the Company, Alterwall Business Inc. owner of M/V “Ninos”, has a dispute with a fuel oil supplier who claimed a maritime lien against the vessel after the company which had time-chartered the vessel from the Company went bankrupt in
October
and failed to pay certain invoices. The vessel was arrested in Karachi in
November 2009
and released after a bank guarantee for an amount of
$0.53
million, for which the bank has restricted an equal amount of the Company's cash which is presented within Restricted Cash, was provided on behalf of the Company. Legal proceedings continue. Although the Company believes it will be successful in its claim, it made a provision of
$0.15
million for any costs that
may
be incurred.

(b)	As of
December 31, 2017
Areti Shipping Ltd. has a dispute with Windrose SPS Shipping and Trading ("Windrose"), a charterer, regarding Windrose's failure to pay the balance of the charter fee of
$52,019
in relation to charter party agreement dated
January 20, 2017.
Additionally, Areti Shipping Ltd. paid an amount of
$115,000
to a bunker supplier for portion of the total claim of
$179,281,
after facing an arrest of M/V "Tasos" in Brazil. The Company took the case to London arbitration and obtained an award of approximately
$215,000.
The award has yet to be collected. The Company has hired Swiss lawyers in order to proceed with the recovery of the funds in Switzerland where Windrose is based. The Company's management believe that they will fully recover the amount of
$167,019
and hence
no
provision has been made.

There are
no
other material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business. In the opinion of the management, the disposition of these lawsuits should not
have a material impact on the consolidated results of operations, financial position and cash flows.

For the construction of M/V "Ekaterini" (Hull
No.
YZJ2013
-
1153
), in accordance with the amended shipbuilding contract, Kamsarmax Two Shipping Ltd has contractual obligations of
$18.0
million in
2018,
remaining to be paid from the total contract price of
$22.5
million. An amount of
$2.25
million has already been paid in
February 2018,
with the balance payable upon delivery of the vessel, which is expected until
June 2018

As of
December 31, 2017
future gross minimum revenues upon collection of hire under non-cancellable time charter agreements in excess of
1
year relate to the M/V “Xenia” and total
$10.0
million. In arriving at the future gross minimum revenues, the Company has deducted an estimated one
off-hire day per quarter Such off-hire estimate
may
not
be reflective of the actual off-hire in the future. In addition the actual revenues could be affected by early delivery of the vessel by the charterers or any exercise of the charterers' options to extend the terms of the charters, which however cannot be estimated and hence not
reflected above.